SCHEDULE OF DEFERRED TAX LIABILITY (Details) - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Deferred tax liability	$ 318,603
Deferred Tax Liability [Member]
Deferred tax liability derived from the difference between tax and book basis of depreciation expense	318,603
Deferred tax liability	$ 318,603